Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
OPERATING EXPENSES
Research and development expenses	$ 58,270	$ 14,125	$ 5,748	$ 133,809	$ 46,869	$ 73,335
General and administrative expenses	840,855	48,597	48,500	2,634,076	80,263	597,279
Total operating expenses	899,125	62,722	54,248	2,767,885	127,132	670,614
LOSS FROM OPERATIONS	(899,125)	(62,722)	(54,248)	(2,767,885)	(127,132)	(670,614)
LOSS, BEFORE TAX	(899,125)	(62,722)	(54,248)	(2,767,885)	(127,132)	(670,614)
Income tax benefit (expense)
NET LOSS	$ (899,125)	$ (62,722)	$ (54,248)	$ (2,767,885)	$ (127,132)	$ (670,614)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.08)	$ (0.01)	$ (0.01)	$ (0.25)	$ (0.01)	$ (0.07)
Weighted average common shares outstanding used in computing net loss per share attributable to common stockholders, basic and diluted	11,337,668	9,999,132	9,999,132	10,904,423	9,999,132	9,999,132
Translation adjustments		$ (33,433)	$ 78,534		$ (16,347)	$ (11,553)
COMPREHENSIVE (LOSS) INCOME	$ (899,125)	$ (96,155)	$ 24,286	$ (2,767,885)	$ (143,479)	$ (682,167)